CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 49,262	¥ 342,951	¥ 413,143
Time deposits	20,698	144,093	162,688
Short-term investments	65,060	452,936	136,304
Inventory	44	308
Prepaid expenses and other current assets	35,941	250,215	242,499
Total current assets	171,005	1,190,503	954,634
Non-current assets:
Property and equipment, net	2,921	20,336	35,341
Intangible assets, net	1,425	9,918	11,790
Goodwill	607	4,223	4,223
Right-of-use assets	8,136	56,638
Time deposits	16,291	113,415
Other non-current assets	974	6,784	4,230
Total non-current assets	30,354	211,314	55,584
Total assets	201,359	1,401,817	1,010,218
Current liabilities:
Short-term loan	2,381	16,578
Advances from students (all from consolidated variable interest entities ("VIEs") without recourse, Note 1)	313,397	2,181,808	1,667,470
Accrued expenses and other current liabilities (including from consolidated VIEs without recourse to the Company of RMB106,974 and RMB86,043 as of December 31, 2018 and 2019, respectively, Note 1)	23,982	166,955	201,240
Lease liability	4,532	31,550
Taxes payable (including from consolidated VIEs without recourse to the Company of RMB14,224 and RMB14,123 as of December 31, 2018 and 2019, respectively, Note 1)	3,111	21,661	16,917
Total current liabilities	347,403	2,418,552	1,885,627
Non-current liabilities:
Long-term loan			69,045
Advances from students (all from consolidated variable interest entities ("VIEs") without recourse, Note 1)	687	4,783	17,321
Deferred tax liabilities			21
Lease liability	3,382	23,545
Other non-current liabilities (including from consolidated VIEs without recourse to the Company of RMB235 and RMB247 as of December 31, 2018 and 2019, respectively, Note 1)	229	1,595	853
Total non-current liabilities	4,298	29,923	87,240
Total liabilities	351,701	2,448,475	1,972,867
Commitments and contingencies
Shareholders' deficit:
Ordinary shares	29	205	199
Treasury stock	(863)	(6,011)
Additional paid-in capital	162,038	1,128,079	1,107,019
Accumulated other comprehensive income	4,307	29,971	24,615
Accumulated deficit	(315,853)	(2,198,902)	(2,094,482)
Total shareholders' deficit	(150,342)	(1,046,658)	(962,649)
Total liabilities and shareholders' deficit	$ 201,359	¥ 1,401,817	¥ 1,010,218